Implementation of New Financial Accounting Pronouncements (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
New Accounting Pronouncement, Early Adoption [Line Items]
Retained earnings	$ 11,395.9				$ 13,894.1				$ 11,395.9	$ 13,894.1
Deferred tax assets	1,301.1				1,149.0				1,301.1	1,149.0
Accumulated other comprehensive income (loss)	5,729.2				5,718.6				5,729.2	5,718.6
Other income									145.6	301.5	$ 108.8
Cost of sales	$ 1,129.9	$ 1,152.9	$ 1,234.3	$ 1,164.6	1,186.4	$ 1,163.5	$ 1,140.1	$ 957.7	4,681.7	4,447.7	4,160.5
Research and development									5,051.2	5,096.2	5,040.0
Marketing, selling, and administrative									$ 5,975.1	5,982.4	5,841.9
Accounting Standards Update 2016-01
New Accounting Pronouncement, Early Adoption [Line Items]
Retained earnings													$ 105.0
Accumulated other comprehensive income (loss)													105.0
Accounting Standards Update 2016-16
New Accounting Pronouncement, Early Adoption [Line Items]
Retained earnings													700.0
Deferred tax assets													2,500.0
Deferred tax liabilities													1,800.0
Accounting Standards Update 2017-07
New Accounting Pronouncement, Early Adoption [Line Items]
Other income										249.0	197.1
Cost of sales										80.8	54.2
Research and development										75.8	66.4
Marketing, selling, and administrative										92.4	$ 76.5
Accounting Standards Update 2018-02
New Accounting Pronouncement, Early Adoption [Line Items]
Retained earnings					643.6					643.6
Accumulated other comprehensive income (loss)					$ 643.6					$ 643.6
Accounting Standards Update 2016-02
New Accounting Pronouncement, Early Adoption [Line Items]
Effect of adopting new accounting standard												$ 530.0
Operating lease, liability												$ 600.0
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncement, Early Adoption [Line Items]
Retained earnings													$ 5.0